Consolidated Statements Of Operations and Comprehensive (Loss) Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 822,832	$ 112,728	¥ 568,865	¥ 162,952
Cost of revenues:
Total Cost of revenues	(788,388)	(108,009)	(537,609)	(143,100)
Gross profit	34,444	4,719	31,256	19,852
Operating expenses
Selling and marketing expenses	(14,075)	(1,928)	(16,789)	(22,049)
General and administrative expenses	(12,279)	(1,682)	(15,428)	(12,859)
Research and development expenses	(4,464)	(612)	(5,478)	(6,927)
Total operating expenses	(30,818)	(4,222)	(37,695)	(41,835)
Operating (loss)profit	3,626	497	(6,439)	(21,983)
Other income, net
Financial expenses, net	(764)	(105)	(408)	(18)
Income from disposal of subsidiary				4,318
Income from disposal of long-term investments				475
Other income, net	1,942	266	2,843	2,411
Total other income, net	1,178	161	2,435	7,186
Loss before income tax expenses	4,804	658	(4,004)	(14,797)
Income tax expenses	972	133	(2,368)
Net (loss) income	5,776	791	(6,372)	(14,797)
Less: net (loss) income attributable to non-controlling interests	234	32	(163)	(1,152)
Net (loss) income attributable to the Company’s ordinary shareholders	5,542	759	(6,209)	(13,645)
Total comprehensive (loss) income	5,776	791	(6,372)	(14,797)
Less: total comprehensive (loss) income attributable to non-controlling interests	234	32	(163)	(1,152)
Comprehensive (loss) income attributable to the Company	¥ 5,542	$ 759	¥ (6,209)	¥ (13,645)
Net loss per share - Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.04	$ 0.01	¥ (0.04)	¥ (0.1)
Net loss per share - Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.04	$ 0.01	¥ (0.04)	¥ (0.1)
Weighted average shares outstanding used in calculating basic loss per share (in Shares)	148,090,150	148,090,150	143,590,637	132,654,939
Weighted average shares outstanding used in calculating diluted loss per share (in Shares)	148,090,150	148,090,150	143,590,637	132,654,939
Services-Third Parties
Revenues:
Total revenues	¥ 550,435	$ 75,409	¥ 441,320	¥ 162,952
Cost of revenues:
Total Cost of revenues	(510,958)	(70,001)	(388,863)	(102,308)
Sales of Products-Third Parties
Revenues:
Total revenues	272,397	37,319	127,545
Cost of revenues:
Total Cost of revenues	(268,673)	(36,808)	(119,366)
Services-Related Parties
Cost of revenues:
Total Cost of revenues	(8,757)	(1,200)	(26,604)	(40,792)
Sales of Products-Related Parties
Cost of revenues:
Total Cost of revenues			¥ (2,776)